Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Statement
Entity Registrant Name	GRUPO TELEVISA, S.A.B.
Entity Central Index Key	0000912892
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
Series "A" Shares
Statement
Entity Common Stock, Shares Outstanding	116,207,254,492
Series "B" Shares
Statement
Entity Common Stock, Shares Outstanding	53,116,126,007
Series "D" Shares
Statement
Entity Common Stock, Shares Outstanding	84,502,869,516
Series "L" Shares
Statement
Entity Common Stock, Shares Outstanding	84,502,869,516